Capital Commitments	12 Months Ended
Dec. 31, 2020
Capital Commitments [Abstract]
Capital Commitments	29. CAPITAL COMMITMENTS The Group had the following capital commitments at the end of the year:
	2020	2019	2018
	US$’000	US$’000	US$’000
Construction in progress	33,637	2,844	2,628